Borrowings - Summary of Borrowings (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Secured bank loans, Current	$ 1,172,716	$ 1,167,301
Secured bank loans, Non-Current	32,275,203	33,044,170
Secured bank loans, Total	33,447,919	34,211,471
Total secured borrowings, Current	1,172,716	1,167,301
Total secured borrowings, Non-Current	32,275,203	33,044,170
Total secured borrowings	33,447,919	34,211,471
Unsecured convertible notes, Non- Current	29,452,429	28,554,210
Unsecured convertible notes, Total	29,452,429	28,554,210
Unsecured other loans, Current	231,031	174,388
Unsecured other loans, Non-Current	1,456,236	1,622,121
Unsecured other loans, Total	1,687,267	1,796,509
Total unsecured borrowings, Current	231,031	174,388
Total unsecured borrowings, Non-Current	30,908,665	30,176,331
Total unsecured borrowings	31,139,696	30,350,719
Total borrowings, Current	1,403,747	1,341,689
Total borrowings, Non-Current	63,183,868	63,220,501
Total borrowings	$ 64,587,615	$ 64,562,190